Schedule I - Condensed Financial Information of Parent Company - Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Operating expenses
General and administrative	$ 794,482	$ 554,948	$ 471,010
Total operating expenses	2,184,471	1,537,360	1,283,271
Operating loss	262,959	262,149	198,837
Interest income	84,838	61,445	66,861
Equity in earnings of its subsidiaries, the VIEs and the VIEs's subsidiaries and schools	(379)	(3,289)	(4,425)
Net income attributable to New Oriental Education & Technology Group Inc.'s shareholders	296,130	274,457	224,884
Parent Company [Member]
Operating expenses
General and administrative	14,435	18,236	16,732
Total operating expenses	14,435	18,236	16,732
Operating loss	(14,435)	(18,236)	(16,732)
Interest income	16	122	1
Equity in earnings of its subsidiaries, the VIEs and the VIEs's subsidiaries and schools	310,549	292,571	241,615
Net income attributable to New Oriental Education & Technology Group Inc.'s shareholders	$ 296,130	$ 274,457	$ 224,884